Other losses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Nonoperating Gains or Losses [Line Items]
Net exchange loss	$ (481)	$ (2,299)	$ (3,130)
Government subsidy income	67	183	1,665
Fair value gains/(losses) on short-term investments	(400)	447	(2,422)
Fair value gain on long-term investment	308	179
Impairment on long-term investments	(3,487)	(1,034)	(6,689)
Fair value change in contingent consideration payable			(8,396)
ADR reimbursement from depositary bank			(169)
Gain on disposal of discontinued operations (Note)	1,728
Others	(4,945)	225	724
Total	(7,210)	(2,299)	(18,417)
Discontinued operations
Other Nonoperating Gains or Losses [Line Items]
Net exchange loss		1,077	(53)
Forfeiture of advances from customers		1,933	1,552
Government subsidy income		1,094	2,793
Fair value gains/(losses) on short-term investments		119	54
Impairment on long-term investments			(4,116)
Gain on disposal of discontinued operations (Note)	2,585
Others		118	(978)
Total		4,341	(748)
Continuing and discontinued operations
Other Nonoperating Gains or Losses [Line Items]
Net exchange loss		(1,222)	(3,183)
Forfeiture of advances from customers		1,933	1,552
Government subsidy income		1,277	4,458
Fair value gains/(losses) on short-term investments		566	(2,368)
Fair value gain on long-term investment		179
Impairment on long-term investments		(1,034)	(10,805)
Fair value change in contingent consideration payable			(8,396)
ADR reimbursement from depositary bank			(169)
Gain on disposal of discontinued operations (Note)	$ 4,313
Others		343	(254)
Total		$ 2,042	$ (19,165)